Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Line Items]
Income Taxes
15.
Income taxes

The Company files its primary tax return in the United Kingdom (“the UK”). Its subsidiaries file income tax returns in the United States (“the US”), Spain, India and Taiwan. The income taxes of the Company are presented on a separate return basis for each tax-paying entity.

The components of the Company's loss (income) before income taxes are as follows:

	December 31, 2024	December 31, 2023
UK	$171,670,156	$29,427,631
US	696,137	994,933
Spain	262,064	298,927
India	(88,448)	(92,982)
Taiwan	61,948	44,181
Total	$172,601,857	$30,672,690

Current and deferred income tax expense consist of:

	December 31, 2024	December 31, 2023

India	$44,933	$63,408
Total	$44,933	$63,408
Current	44,933	63,408
Total	$44,933	$63,408

Income tax benefit attributable to our loss before income taxes differs from the amounts computed using the applicable income tax rate as a result of the following factors:

	December 31, 2024	December 31, 2023
Loss before income taxes	$(172,601,857)	$(30,672,690)
Income tax benefit at statutory tax rates (a)	43,150,464	7,208,082
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(329,399)	(88,195)
International rate differences (b)	(23,423)	(9,845)
Non-deductible expenses	(29,893,933)	(2,050,426)
Change in valuation allowance	(12,858,776)	(4,996,208)
Income tax expense	$44,933	$63,408

a.
The statutory or “expected” tax rates are the U.K. rates of 25% for 2024 and 23.5% for 2023. The 2023 statutory rate represents that blended rate in effect for the year ended December 31, 2023 based on the 19.0% statutory rate that was in effect for the first quarter of 2023 and the 25.0% statutory rate that was in effect for the remainder of 2023.
b.
Amounts reflect adjustments (either a benefit or expense) to the “expected” tax expense for statutory rates in jurisdictions in which we operate outside of the UK.

The Company and its subsidiaries are liable to income taxes in their respective jurisdiction. The Company has unused tax losses as follows as at December 31, 2024:

	Tax loss carryforward	Expiration date
UK (1)	$41,980,917	(1)
US	6,238,596	Indefinite
Spain	1,106,475	Indefinite
India	—	N/A
Taiwan	2,421,606	10 years

1.
Tax losses carried forward in Rezolve Limited were not transferred to Rezolve AI plc in the Pre-Closing Demerger. As a result, all tax losses previously created in the UK was lost upon completion of the Pre-Closing Demerger, see note 2.1. Tax losses incurred subsequent to the Pre-Closing Demerger have an indefinite life.
2.
The Company has created a valuation allowance against the deferred tax asset resulting from such losses due to the Company’s history of past losses and lack of conclusive evidence to support the view that sufficient taxable profit will be generated in the future by the operating entities to offset such losses.

The changes in our unrecognized tax benefits for the indicated periods are summarized below:

	2024	2023
Balance at January 1	$33,754,069	$24,388,433
Effect of rate changes:
Additions based on tax positions related to current year	10,719,324	6,882,336
Return to provision (based on tax return)	16,505,726	—
Tax losses lost on demerger	(47,942,752)	—
Foreign currency translation	588,135	2,483,300
Balance at December 31	$13,624,502	$33,754,069

No assurance can be given that any of these tax benefits will be recognized or realized.

During 2025, we do not expect any material reductions to our unrecognized tax benefits related to tax positions taken as of December 31, 2024. No assurance can be given as to the nature or impact of any changes in our unrecognized tax positions during 2024.

The tax effects of temporary differences that give rise to the significant portions of our deferred tax assets and liabilities are presented below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss and other carryforwards	$13,624,502	$33,754,069
PP&E	—	—
Derivative liabilities	644,969	—
Short-term debt to related party	—	1,556,454
Share-based payment liability	350,000	327,757
Convertible debt	7,382,329	8,110,222
Deferred tax assets	22,001,800	43,748,501
Deferred tax liabilities:
Derivative asset	(646,895)	—
Intangible assets	(485,477)	—
Deferred tax liabilities	(1,132,372)	—
Net Deferred tax asset	20,869,428	—
Valuation allowance	(20,869,428)	—
Net Deferred tax asset, net of valuation allowance	$—	$—

The Company files income tax returns as prescribed by the tax laws of its operating jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. In connection with such reviews, disputes could arise with the taxing authorities over the interpretation or application of certain income tax rules related to our business in that tax jurisdiction. Such disputes may result in future tax and interest and penalty assessments by these taxing authorities. The ultimate resolution of tax contingencies will take place upon the earlier of (i) the settlement date with the applicable taxing authorities in either cash or agreement of income tax positions or (ii) the date when the tax authorities are statutorily prohibited from adjusting the Company’s tax computations.

The Company has not recognized any uncertain tax position for the year ended December 31, 2024 and December 31, 2023, respectively.